Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

18.Income taxes

The income tax allowance differs from the amount resulting from the application of the combined Canadian income tax rate as follows:

	Year Ended	Year Ended	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Loss before income taxes	$(30,930,647)	$(31,638,244)	$(20,640,935)
Statutory income tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	(8,196,621)	$(8,384,135)	$(5,469,848)
Non-taxable income or non-deductible expenses	756,834	$511,078	$759,036
Tax rate differential and other	85,064	$168,007	$(192,855)
Unapplied non-capital losses	7,354,723	$7,705,050	$4,903,667
	$—	$—	$—

During the year ended December 31, 2022, the Corporation received refundable investment tax credits (“ITCs”), for qualifying scientific research and experimental development (“SRED”) expenses, of $164,443 related to its 2020 Canadian income tax return (December 31, 2021 - $93,076 related to its 2018 Canadian income tax return). The Corporation intends to claim non-refundable ITCs on its 2021 and 2022 Canadian income tax returns. The amount of the qualifying SRED expenses and ITCs are unknown at the date of the audit report.

Deferred taxes are a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. The significant components of the deferred tax assets and liabilities not recognized as at December 31, 2022, 2021 and 2020 are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2022	2021	2020
Unrecognized deferred tax assets: Non-capital losses carried forward	$94,739,882	$64,266,641	$35,477,657
Share issue costs	496,824	744,506	129,219
Scientific Research & Experimental Development	5,080,385	2,037,231	541,015
Total unrecognized deferred tax asset	$100,317,091	67,048,378	36,147,891

The tax losses expire between 2036 and 2042. The other temporary differences do not expire under current legislation.

2036	$1,368,251
2037	5,394,542
2038	636,497
2039	9,573,962
2040	15,090,248
2041	29,075,660
2042	33,600,722
$94,739,882

As at December 31, 2022, the Corporation had scientific research and experimental development deduction carryforward balance of $5,080,385 (December 31, 2021 - $2,037,231, December 31, 2020 - $541,015).